Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Toews Hedged Oceana Fund | Toews Hedged Oceana Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.50%	11.21%	(9.12%)	(2.44%)	9.90%	10.18%	(12.82%)	21.22%	(4.72%)	(1.20%)
Toews Tactical Income Fund | Toews Tactical Income Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.47%	4.50%	(5.33%)	0.28%	5.21%	7.37%	(0.80%)	3.00%	10.46%	0.33%
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.87%	16.97%	(12.49%)	2.59%	30.43%	19.50%	(4.29%)	20.33%	(5.28%)	(11.82%)
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.37%	9.18%	(12.49%)	(1.37%)	34.68%	10.05%	(8.51%)	11.26%	(5.28%)	(12.14%)
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.53%	3.08%	(4.36%)	(0.20%)	2.58%	6.97%	(2.83%)	2.42%	7.89%	(0.77%)
Toews Tactical Defensive Alpha Fund | Toews Tactical Defensive Alpha Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.84%	7.68%	(16.62%)	12.14%	17.11%	22.12%	(7.30%)	15.77%
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.34%	4.84%	(5.38%)	(0.50%)
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.18%	13.38%	(11.81%)	20.45%